Operating Segments - Schedule of Segment Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 121,248,197	$ 88,505,284
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment liabilities	44,838,601	44,383,959
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment liabilities	7,964,870	8,085,044
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 68,444,726	$ 36,036,281